                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Vista Equity Partners III, LLC
                 ----------------------------------
   Address:      150 California Street
                 ----------------------------------
                 19th Floor
                 ----------------------------------
                 San Francisco, CA 94111
                 ----------------------------------

Form 13F File Number:
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Warnken-Brill
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   415-765-6500
         -------------------------------

Signature, Place, and Date of Signing:
/s/ John Warnken-Brill             San Francisco, CA   February 14, 2013
-------------------------------    -----------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------

                         VISTA EQUITY PARTNERS III, LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 12/31/12

Report Summary:


Number of Other Included Managers:                     0
                                        --------------------

Form 13F Information Table Entry Total:                4
                                        --------------------

Form 13F Information Table Value Total:         $161,845
                                        --------------------
                                            (thousands)


List of Other Included Managers: NONE

NAME OF          TITLE OF CLASS    CUSIP         MARKET VALUE    AMOUNT AND    INVESTMENT     OTHER       VOTING
ISSUER                                           (X $1,000)      TYPE OF       DISCRETION     MANAGERS    AUTHORITY
                                                                 SECURITY
--------------   --------------    -----------   ------------    -----------   ----------     --------    ---------
Medidata               COM         58471A 10 5    26,208         668,923       SOLE                       668,923
Solutions, Inc.                                                  SH

Allscripts             COM         01988P 10 8    64,810         6,880,075     SOLE                       6,880,075
Healthcare                                                       SH
Solutions, Inc.

Digital River          COM         25388B 10 4    44,793         3,114,946     SOLE                       3,114,946
Inc.                                                             SH

Mentor                 COM         587200 10 6    26,034         1,529,617     SOLE                       1,529,617
Graphics                                                         SH
Corp.